Material Accounting Policy Information - Schedule of Principal Annual Rates (Details)	12 Months Ended
Jun. 30, 2026
Bottom of Range [Member]
Schedule of Principal Annual Rates [Line Items]
Computer system and equipment	10.00%
Top of Range [Member]
Schedule of Principal Annual Rates [Line Items]
Computer system and equipment	20.00%